COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of debt securities [line items]
Amounts receivable for spot and forward transactions pending settlement	$ 221,858	$ 217,271
Spot and Forward Transactions Pending Settlement
Disclosure of debt securities [line items]
Amounts receivable for spot and forward transactions pending settlement	214,491	216,472
Amounts payable for spot and forward transactions pending settlement	7,367	799
Net amount	$ 221,858	$ 217,271